FINANCE EXPENSE (Table)	12 Months Ended
Jun. 30, 2018
Disclosure of finance expense [abstract]
Disclosure of finance cost [text block]

7

FINANCE EXPENSE

Amounts in R million	Note	2018	2017	2016

Unwinding of provision for environmental rehabilitation	10, 23	(45.6)	(46.5)	(43.0)
Fair value adjustment on initial recognition of long-term receivable	24.2	(8.8)	-	-
Other finance expenses		(4.0)	(5.7)	(4.6)
		(58.4)	(52.2)	(47.6)